UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2013

Item 1. Reports to Stockholders.

Semi-Annual report
September 30, 2013

Advised by NorthCoast Asset Management LLC

www.northcoastam.com
(800) 558-9105

table of contents

A Message to Our Shareholders	1

Sector Allocation	4

Expense Example	4

Schedule of Investments	7

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Approval of Investment Advisory Agreement	24

Additional Information	27

Privacy Notice	28

CAN SLIM® Select Growth Fund

Dear Fellow Investor,

CANGX
NorthCoast Asset Management, Advisor
Semi-Annual Report, September 2013

It’s been said, “stocks climb a wall of worry”. That statement rings true for the first three quarters of the year. 2013 started with worries over the Italian elections, Cyprus, and fiscal cliff negotiations. And here we are, 273 days later, and similar concerns exist, particularly in our own political arena with debt ceiling negotiations and Federal Reserve stimulus spending. However, the market has digested both the drama and data, and the data has been winning. Stocks, as measured by the S&P 500 Index, have rallied for a 19% gain thus far in 2013, outpacing any move in the S&P 500 since 2003.

Across the board, data points to a world economy on the mend. In the U.S., unemployment ticked down slightly to 7.3%, jobless claims lessened (albeit, it can be argued more people are simply giving up on seeking employment), and the Gross Domestic Product (GDP) growth rate held steady at a conservative 2%. In August, U.S. auto sales experienced their best month since May 2007, emerging markets business activity continued its expansion, and China lessened worries of a hard landing with increased manufacturing data. And after three and a half years of a crippling debt crisis, the world’s largest economy, Europe, finally pulled itself out of recession. With a mix of national austerity measures and centralized banking stimulus, led by growth out of France and Germany, European equities gained, with all international equities (MSCI ACWI ex U.S.) up almost 7% for the month of September.

For the six months ending 9/30/13, the CAN SLIM® Select Growth Fund returned +6.94% while the S&P 500 returned +8.31%.  The Fund came into the period at 96% invested and shed exposure as the market sold off to 76% invested on 5/22/13.  It then steadily increased exposure to end the quarter fully invested at 98% as the market reversed and showed strength climbing the wall of worry.

CAN SLIM® Select Growth Fund

The Fund’s overweight in Financials and Consumer Discretionary contributed positively to the Fund, and the underweight in Energy and Information Technology Sectors also contributed positively to the Fund.

The Fund’s overweight in Industrials contributed negatively to the Fund, and the underweight in Materials contributed negatively to the Fund. Industrials and Materials were the only two sectors with negative contribution to the Fund during this semester. We achieved positive contribution from the other eight sectors’ overweight and underweight, hence our sector allocation worked well during the given time period.

Stock selection was particularly positive in the Health Care and Materials Sectors while it was negative in Industrial and Financials.  Vocus, Inc. (VOCS) and Alon USA Energy, Inc. (ALJ) were the worst contributing names for the Fund, while Spreadtrum Communications, Inc. (SPRD) and Medassets, Inc. (MDAS) were the best contributors during that semester.

Our stance continues to be cautiously bullish, or opportunistic, and we begin the 4th quarter over 97% invested. To circle back to a metaphor used in the Annual Report, the driving conditions on the road dictate how fast we can drive. While there are clouds above, the road remains clear. Should conditions (data) change, we will slow down. Until then, our market exposure will remain high.

Thank you for your business.  It is a privilege to serve shareholders as advisor to the Fund and look forward to a bright future together.

Sincerely,

Patrick Jamin
NorthCoast Asset Management, LLC

CAN SLIM® Select Growth Fund

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Past performance is no guarantee of future results.

Mutual fund investing involves risk. Principal loss is possible.  The Fund may invest in foreign securities which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Fund invests in micro-, small-and medium-capitalization companies, which involve additional risks such as limited liquidity and great price volatility than large-capitalization companies. The Fund will experience portfolio turnover, which may result in adverse tax consequences to the Fund’s shareholders.  Because the Fund can invest in other investment companies your cost of investing in the Fund will be higher than your cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. Because the Fund invests in ETFs, it is subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a fund’s ability to sell its shares.

Investment performance reflects fee waivers. In the absence of fee waivers, total returns would be reduced.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

MSCI ACWI ex U.S. Index is a market capitalization weighted index designed to provide a broad measure of equity-market performance throughout the world outside of the United States. The MSCI ACWI is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets.

You cannot invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of holdings, please refer to the Schedule of Investments in this report.  Current and future holdings are subject to risk.

Must be preceded or accompanied by a current prospectus.

The CAN SLIM Select Growth Fund is distributed by Quasar Distributors, LLC.

CAN SLIM® Select Growth Fund

sector allocation
AT SEPTEMBER 30, 2013 (UNAUDITED)

*	Cash equivalents and other assets in excess of liabilities.

expense example
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

As a shareholder of the CAN SLIM® Select Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and redemption fees; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/13 – 9/30/13).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses.  Although the Fund charges no sales load or transaction fees, you will be assessed

CAN SLIM® Select Growth Fund

expense example
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
(CONTINUED)

fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, the Fund’s transfer agent charges a $15.00 fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, fund accounting fees, custody fees and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the

CAN SLIM® Select Growth Fund

expense example
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)
(CONTINUED)

relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	4/1/13	9/30/13	4/1/13 – 9/30/13*
Actual	$1,000.00	$1,069.40	$8.82
Hypothetical
(5% return
before expenses)	$1,000.00	$1,016.55	$8.59

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.70% (reflecting fee recoupments in effect) multiplied by the average account value over the period multiplied by 183/365 (to reflect the one-half year period).

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2013 (UNAUDITED)

Shares		Value

COMMON STOCKS: 96.8%

Accommodation & Food Services: 3.0%
8,072	Cracker Barrel Old Country Store, Inc.	$833,353
14,846	DineEquity, Inc.	1,024,374
9,457	Wyndham Worldwide Corp.	576,594
		2,434,321

Air Transportation: 0.8%
50,816	Republic Airways Holdings, Inc.*	604,710

Beverage and Tobacco Products: 0.9%
9,346	Pepsico, Inc.	743,007

Chemical Manufacturing: 7.3%
28,347	Abbott Laboratories	940,837
8,902	Allergan, Inc.	805,186
12,502	Cytec Industries, Inc.	1,017,163
14,023	Eli Lilly & Co.	705,778
24,152	Grifols SA - ADR	731,322
8,687	Johnson & Johnson	753,076
30,665	Pfizer, Inc.	880,392
		5,833,754

Computer & Electronic Products: 9.5%
18,296	Advanced Energy Industries, Inc.*	320,546
20,173	Ametek, Inc.	928,361
39,298	Benchmark Electronics, Inc.*	899,531
64,551	Checkpoint Systems, Inc.*	1,078,002
35,144	Cisco Systems, Inc.	823,073
21,973	Generac Holdings, Inc.	936,929
3,357	International Business Machines Corp.	621,649
66,588	Silicon Graphics International Corp.*	1,082,055
35,236	SunPower Corp.*	921,774
		7,611,920

Construction of Buildings: 1.3%
37,313	Quanta Services, Inc.*	1,026,481

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 96.8% (Continued)

Credit Intermediation: 6.2%
11,160	American Express Co.	$842,803
19,971	CIT Group, Inc.*	973,986
49,535	Flagstar Bancorp, Inc.*	731,137
14,372	JPMorgan Chase & Co.	742,889
4,776	Visa, Inc.	912,693
18,991	Wintrust Financial Corp.	779,960
		4,983,468

Data Processing & Hosting Services: 1.1%
30,203	Exlservice Holdings, Inc.*	860,181

Entertainment: 1.3%
17,742	The Madison Square Garden Co.*	1,030,278

Fabricated Metal Products: 2.4%
10,053	Alliant Techsystems, Inc.	980,771
6,997	Valmont Industries, Inc.	971,953
		1,952,724

Food Manufacturing: 4.8%
51,116	Dean Foods Co.*	986,539
54,792	Pilgrim’s Pride Corp.*	919,958
15,191	Sanderson Farms, Inc.	991,061
32,744	Tyson Foods, Inc.	926,000
		3,823,558

Insurance: 4.1%
14,820	Cincinnati Financial Corp.	698,911
29,326	Unum Group	892,684
11,454	WellPoint, Inc.	957,669
23,026	Xl Group PLC	709,661
		3,258,925

Internet Information: 2.5%
29,353	AOL, Inc.	1,015,027
11,963	Qihoo 360 Technology Co. Ltd. - ADR*	995,321
		2,010,348

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 96.8% (Continued)

Machinery Manufacturing: 3.2%
17,436	Applied Industrial Technologies, Inc.	$897,954
12,122	NACCO Industries, Inc.	671,801
18,164	The Toro Co.	987,214
		2,556,969

Medical Equipment & Supplies Manufacturing: 2.1%
14,706	Medtronic, Inc.	783,095
37,667	Myriad Genetics, Inc.*	885,174
		1,668,269

Merchant Wholesalers: 2.0%
5,904	Ralph Lauren Corp.	972,566
4,321	Whirlpool Corp.	632,767
		1,605,333

Motion Picture & Entertainment: 0.8%
19,270	Lions Gate Entertainment Corp.*	675,414

Oil & Gas: 1.2%
34,727	Exterran Holdings, Inc.*	957,423

Oil & Gas Extraction: 4.7%
8,871	Anadarko Petroleum Corp.	824,914
16,936	Cameron International Corp.*	988,554
5,984	EOG Resources, Inc.	1,012,972
26,143	Southwestern Energy Co.*	951,082
		3,777,522

Pharmacy Services: 2.1%
16,914	Catamaran Corp.*	777,198
15,262	Express Scripts Holding Co.*	942,887
		1,720,085

Professional, Scientific, & Technical Services: 0.9%
32,723	Korn/Ferry International*	700,272

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 96.8% (Continued)

Rail Transportation: 1.1%
5,767	Union Pacific Corp.	$895,846

Renewable Energy: 1.0%
50,070	Green Plains Renewable Energy, Inc.	803,623

Retail Trade: 10.9%
37,007	Aarons, Inc.	1,025,094
58,362	Big 5 Sporting Goods Corp.	938,461
8,785	Dillard’s, Inc.	687,866
17,075	eBay, Inc.*	952,614
13,089	The Home Depot, Inc.	992,801
18,118	HSN, Inc.	971,487
23,380	Liberty Interactive Corp.*	548,729
18,912	Lowe’s Cos., Inc.	900,400
40,669	Pier 1 Imports, Inc.	793,859
25,837	Urban Outfitters, Inc.*	950,026
		8,761,337

Securities & Financial Services: 12.1%
16,158	Citigroup, Inc.	783,825
53,659	Fifth Third Bancorp	968,008
59,553	OFG Bancorp	964,163
24,481	Piper Jaffray Co.*	839,454
11,826	PNC Financial Services Group, Inc.	856,794
33,958	Popular, Inc.*	890,718
45,366	PrivateBancorp, Inc.	970,832
32,959	SLM Corp.	820,679
29,546	SunTrust Banks, Inc.	957,881
58,900	TCF Financial Corp.	841,092
20,811	Wells Fargo & Co.	859,911
		9,753,357

Semiconductor Related Products: 3.1%
49,220	ChipMOS TECHNOLOGIES (Bermuda) Ltd.	884,975

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

schedule of investments
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

Shares		Value

COMMON STOCKS: 96.8% (Continued)

Semiconductor Related Products: 3.1% (Continued)
15,737	Cree, Inc.*	$947,210
16,484	First Solar, Inc.*	662,822
		2,495,007

Software: 1.2%
55,161	Take-Two Interactive Software, Inc.*	1,001,724

Transportation Equipment Manufacturing: 2.2%
13,286	Huntington Ingalls Industries, Inc.	895,476
11,920	Visteon Corp.*	901,629
		1,797,105

Truck Transportation: 1.1%
28,505	Saia, Inc.*	888,786

Utilities: 1.9%
22,018	Edison International	1,014,149
13,387	UGI Corp.	523,833
		1,537,982

TOTAL COMMON STOCKS
(Cost $76,216,456)		77,769,729

REAL ESTATE INVESTMENT TRUSTS: 0.8%
16,903	Potlatch Corp.	670,711

TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $729,263)		670,711

TOTAL INVESTMENTS IN SECURITIES: 97.6%
(Cost $76,945,719)		78,440,440
Other Assets in Excess of Liabilities: 2.4%		1,903,744
TOTAL NET ASSETS: 100.0%		$80,344,184

ADR	American Depositary Receipt
*	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statement of assets and liabilities
AT SEPTEMBER 30, 2013 (UNAUDITED)

ASSETS
Investments in securities, at value	$78,440,440
(Cost $76,945,719)
Receivables:
Investment securities sold	12,961,598
Fund shares sold	1,092,746
Dividends and interest	64,483
Prepaid expenses	32,725
Total assets	92,591,992

LIABILITIES
Payables:
Line of Credit Payable	6,000,000
Due to Custodian	5,699,940
Fund shares redeemed	364,217
Investment advisory fees, net	83,849
Administration fees	8,849
Fund accounting fees	7,587
Transfer agent fees	5,773
Custody fees	2,232
Chief Compliance Officer fees	1,435
Trustees fees	453
Other accrued expenses	73,473
Total liabilities	12,247,808
NET ASSETS	$80,344,184

COMPONENTS OF NET ASSETS
Paid-in capital	$64,780,101
Accumulated net investment loss	(138,736)
Undistributed net realized gain on investments	14,208,098
Net unrealized appreciation on investments	1,494,721
Net assets	$80,344,184

COMPUTATION OF NET ASSET VALUE
Net assets	$80,344,184
Shares issued and outstanding (unlimited number of
shares authorized without par value)	5,376,598
Net asset value, offering and redemption
price per share	$14.94

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statement of operations
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2013 (UNAUDITED)

INVESTMENT INCOME
Dividends
(net foreign withholding tax of $4,931)	$530,119
Interest	233
Total investment income	530,352

EXPENSES
Investment advisory fees	397,743
Distribution fees	99,436
Administration fees	36,740
Transfer agent fees	31,165
Fund accounting fees	21,569
Audit fees	10,672
Registration fees	10,348
Reports to shareholders	9,427
Miscellaneous expense	5,603
Custody fees	4,444
Chief Compliance Officer fees	4,185
Legal fees	4,083
Trustee fees	1,343
Insurance expense	740
Total expenses	637,498
Plus prior years fees waived subject to recoupment	40,078
Net expenses	677,576
Net investment loss	(147,224)

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Net realized gain on investments
and foreign currency transactions	10,298,151
Change in net unrealized depreciation on investments	(4,959,318)
Net realized and unrealized gain on investments
and foreign currency transactions	5,338,833
Net increase in net assets
resulting from operations	$5,191,609

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

statements of changes in net assets

	Six Months Ended	Year Ended
	September 30, 2013	March 31,
	(Unaudited)	2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$(147,224)	$31,280
Net realized gain on investments and
foreign currency transactions	10,298,151	8,181,144
Change in net unrealized appreciation
(depreciation) on investments	(4,959,318)	342,294
Net increase in net assets
resulting from operations	5,191,609	8,554,718

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares(1)	3,792,137	5,656,795
Total increase in net assets	8,983,746	14,211,513

NET ASSETS
Beginning of period/year	71,360,438	57,148,925
End of period/year	$80,344,184	$71,360,438
Undistributed (accumulated) net
investment income (loss)	$(138,736)	$8,488

(1)	Summary of capital share transactions is as follows:

	Six Months Ended
	September 30, 2013		Year Ended
	(Unaudited)		March 31, 2013
	Shares	Value	Shares	Value
Shares sold	2,006,650	$29,358,583	1,981,002	$25,191,660
Shares
redeemed(2)	(1,732,373)	(25,566,446)	(1,585,303)	(19,534,865)
Net increase	274,277	$3,792,137	395,699	$5,656,795

(2)	Net of redemption fees of $12,536 and $3,755, respectively.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

financial highlights
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD/YEAR

	Six Months Ended
	September
	30, 2013		Year Ended March 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of
period/year	$13.99		$12.14	$12.59	$10.39	$8.61	$9.91
INCOME FROM INVESTMENT OPERATIONS:
Net investment
income (loss)	(0.03)		0.01	(0.12)	(0.10)	(0.10)	0.00 *
Net realized and
unrealized gain (loss)
on investments	0.98		1.84	(0.34)	2.31	1.89	(1.30)
Total from
investment operations	0.95		1.85	(0.46)	2.21	1.79	(1.30)
LESS DISTRIBUTIONS:
Net investment income	—		—	—	—	(0.01)	—
Paid in capital from
redemption fees
(Note 2)	0.00	*	0.00 *	0.01	(0.01)	0.00 *	0.00 *
Net asset value,
end of period/year	$14.94		$13.99	$12.14	$12.59	$10.39	$8.61
Total return	6.94	%^	15.24%	(3.57)%	21.17%	20.78%	(13.12)%
SUPPLEMENTAL DATA:
Net assets, end of
period/year (millions)	$80.3		$71.4	$57.1	$77.6	$43.3	$30.7
Portfolio turnover rate	147	%^	253%	332%	223%	225%	393%
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before fees waived/
recouped	1.60	%+	1.72%	1.70%	1.78%	1.95%	2.18%
After fees waived/
recouped	1.70	%+	1.70%	1.70%	1.70%	1.70%	1.70%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before fees waived/
recouped	(0.27	)%+	0.03%	(0.77)%	(1.20)%	(1.40)%	(0.52)%
After fees waived/
recouped	(0.37	)%+	0.05%	(0.77)%	(1.12)%	(1.15)%	(0.04)%

*	Less than $0.01 per share.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2013 (UNAUDITED)

NOTE 1 – ORGANIZATION

The CAN SLIM® Select Growth Fund (the “Fund”), is a series of shares of beneficial interest of the Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company.  The Fund commenced operations on September 26, 2005.

The investment objective of the Fund is long-term capital appreciation, which it seeks to achieve through investment in a combination of growth equity securities and cash equivalents.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”).  If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,”

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board of Trustees.  Fair value pricing is an inherently subjective process and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At September 30, 2013, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. Generally Accepted Accounting Principles (GAAP) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security whether the security is new and not yet established in the marketplace, the liquidity of markets, and

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Fund records transfers at the end of each reporting period. The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2013. See the Schedule of Investments for industry breakouts:

	Level 1	Level 2	Level 3	Total
Common Stocks	$77,769,729	$—	$—	$77,769,729
Real Estate
Investment Trusts	670,711	—	—	670,711
Total Investments
in Securities	$78,440,440	$—	$—	$78,440,440

The Fund did not record any transfers into or out of Levels 1, 2 or 3 for the six months ended September 30, 2013.

B.
Federal Income Taxes. The Fund has elected to be taxed as “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

Net capital losses incurred after October 31 and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year.  At March 31, 2013, the Fund had no post October losses.

At March 31, 2013, the Fund had no capital loss carryovers. For the year ended March 31, 2013, the Fund utilized capital loss carryovers of $4,271,219.

As of March 31, 2013, the Fund did not have any tax positions that did not meet the “more likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and State of Massachusetts. As of March 31, 2013 the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis.  Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price per share is equal to the Fund’s net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than 30 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s Financial Statements.

I.
Recent Accounting Pronouncements.  In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management has evaluated and adopted ASU 2013-01 and has determined there is no impact to the Fund.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

NorthCoast Asset Management, L.P. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”).  Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services and most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund.  For the six months ended September 30, 2013, the Fund incurred $397,743 in investment advisory fees.

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 1.70% of the Fund’s average daily net assets.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the six months ended September 30, 2013, the Advisor recouped $40,078 in fees for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees waived and/or Fund expenses it pays over the following three years after payment.  At September 30, 2013 the remaining cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be reimbursed was $17,470.  The Advisor may recapture a portion of the above amount no later than the dates as stated below

Date of Expiration	Amount
March 31, 2014	$3,894
March 31, 2016	13,576
Total	$17,470

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are employees of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the fund.  Fees incurred by the Fund for Administration and Chief Compliance Officer services for the six months ended September 30, 2013, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. (the “Custodian”) serves as the Fund’s custodian.  Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act.  The Plan provides that the Fund may pay a fee to the Advisor, as Distribution Coordinator, at an annual rate of up to 0.25% of the average daily net assets of the Fund.  The fee is paid to the Distribution Coordinator as compensation for distribution-related activities, not reimbursement for specific expenses incurred.  The amount of distribution fees incurred by the Fund during the six months ended September 30, 2013 is disclosed in the Statement of Operations.

NOTE 4 — PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2013, the cost of purchases and the proceeds from the sale of securities, excluding short-term investments, were $106,152,392 and $102,161,390 respectively.

CAN SLIM® Select Growth Fund

notes to financial statements
AT SEPTEMBER 30, 2013 (UNAUDITED) (CONTINUED)

There were no purchases or sales of U.S. Government obligations for the six months ended September 30, 2013.

The cost basis of investments for federal income tax purposes at March 31, 2013 was as follows:

Cost of investments	$65,236,982
Gross tax unrealized appreciation	6,977,781
Gross tax unrealized depreciation	(523,742)
Net tax unrealized appreciation	$6,454,039

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund did not make distributions during the six months ended September 30, 2013 or the year ended March 31, 2013.

As of March 31, 2013, the components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation	$6,454,039
Undistributed ordinary income	1,282,706
Undistributed long-term capital gain	2,635,729
Total distributable earnings	3,918,435
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$10,372,474

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. At September 30, 2013, the maximum line of credit available to the Fund was $6,000,000. During the six months ended September 30, 2013, the average interest rate on the outstanding principal balance was 3.25% and the average loan balance was $6,000,000 based on the days the Fund had an outstanding loan.  The line of credit payable at September 30, 2013, is disclosed in the Statement of Assets and Liabilities.

CAN SLIM® Select Growth Fund

approval of investment advisory agreement
(UNAUDITED)

At a meeting held on August 12 and 13, 2013, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for CAN SLIM® Select Growth Fund (the “Fund”) with NorthCoast Asset Management, LLC (the “Advisor” or “NorthCoast”), for another annual term.  At this meeting and at a prior meeting held on May 14 and 15, 2013, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement. The Trustees considered the nature, extent and quality of the Advisor’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss fund performance, investment outlook as well as various marketing and compliance topics, including the Advisor’s risk management process.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and

CAN SLIM® Select Growth Fund

approval of investment advisory agreement
(UNAUDITED) (CONTINUED)

procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of such management services are satisfactory.

2.
The Fund’s historical performance and the overall performance of the Advisor. In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to appropriate securities benchmarks and its peer funds utilizing Morningstar classifications.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.

The Board noted that the Fund significantly outperformed its peer group median for the one-year time period and outperformed for the five year time period, while it underperformed its peer group median for the three-year time period.  The Trustees also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and similarly managed separate accounts for other types of clients advised by the Advisor, as well as all expense waivers and reimbursements.

The Board noted that the Advisor had contractually agreed to maintain an annual expense ratio of 1.70%.  The Trustees noted that both the Fund’s contractual advisory fee and net expense ratio were significantly above those of its peer group median.  The Board concluded that the fees paid to the Advisor were fair and reasonable in light of the Fund’s superior comparative performance.

The Trustees took into consideration the services the Advisor provided to its similarly managed institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Trustees found that the fees charged to the Fund were in line with the fees

CAN SLIM® Select Growth Fund

approval of investment advisory agreement
(UNAUDITED) (CONTINUED)

charged by the Advisor to its other investment management clients and slightly lower than the fees charged by the Advisor to its similarly managed separately managed accounts.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized by the Advisor as the assets of the Fund grow.  The Board noted that the Advisor has contractually agreed to reduce its advisory fees or reimburse expenses so that the Fund does not exceed its specified expense limitation.  The Board concluded that there were no additional effective economies of scale to be shared with the Fund at current asset levels, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
The profits to be realized by the Advisor and its affiliates from its relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from their relationship with the Fund, particularly the 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services they provide to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CAN SLIM® Select Growth Fund

information about proxy voting
(UNAUDITED)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge by calling (800) 558-9105. Furthermore, you can obtain the description on the SEC’s web site at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s web site at www.sec.gov.

information about the portfolio holdings
(UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q.  The Fund’s Form N-Q is available upon request without charge by calling (800) 558-9105.  Furthermore, you can obtain the Form N-Q on the SEC’s web site at www.sec.gov.  The Fund’s schedule of portfolio holdings is posted on its web site at www.northcoastam.com within ten business days after calendar quarter end.

information about the fund’s trustees
(UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 558-9105.  Furthermore, you can obtain the SAI on the SEC’s web site at www.sec.gov or the Fund’s web site at www.northcoastam.com.

information about householding
(UNAUDITED)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those addresses shared by two or more accounts.  If you wish to receive individual copies of these documents, please call us at (800) 558-9105 (or contact your financial institution).  We will begin sending you individual copies thirty days after receiving your request.

CAN SLIM® Select Growth Fund

privacy notice
(UNAUDITED)

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
NorthCoast Asset Management LLC
6 Glenville Street
Greenwich, CT 06831
www.northcoastam.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant
and Fund Administration
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(800) 558-9105

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, NY 10022

_____________________________________________________________

CAN SLIM® Select Growth Fund
Symbol – CANGX
CUSIP – 742935448

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporate by reference to previous Form N-CSR filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/ Elaine E. Richards
Elaine E Richards, President

Date 11/21/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Elaine E. Richards
Elaine E Richards, President

Date 11/21/2013

By (Signature and Title)  /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date 11/21/2013

* Print the name and title of each signing officer under his or her signature.